Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 147,414,000	$ 46,968,000	$ 57,784,000
Accounts receivable	1,951,000	2,097,000	887,000
Accounts receivable - related parties	10,596,000	7,062,000	4,278,000
Income taxes receivable			6,848,000
Notes receivable	16,946,000	20,264,000	541,000
Notes receivable - related parties	22,292,000	3,837,000	6,644,000
Real estate, net	113,619,000	82,701,000	40,581,000
Real estate available for sale			2,472,000
Investments in joint ventures	345,038,000	266,853,000	185,252,000
Loan pool participations	31,590,000	25,218,000
Marketable securities	5,658,000	33,000
Other assets	20,940,000	8,850,000	7,005,000
Goodwill	23,965,000	23,965,000	23,965,000
Total assets	740,009,000	487,848,000	336,257,000
Liabilities
Accounts payable	353,000	1,504,000	860,000
Accrued expenses and other liabilities	30,896,000	9,064,000	8,648,000
Accrued salaries and benefits	5,014,000	10,721,000	4,401,000
Accrued and deferred tax liability	22,572,000	25,871,000	15,439,000
Senior notes payable	249,372,000
Notes payable		24,783,000	26,133,000
Borrowings under line of credit		27,750,000	10,000,000
Mortgage loans payable	38,217,000	35,249,000	23,968,000
Convertible subordinated debt			27,472,000
Junior subordinated debentures	40,000,000	40,000,000	40,000,000
Total liabilities	386,424,000	174,942,000	156,921,000
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Common stock, $0.0001 par value	5,000	4,000	4,000
Additional paid-in capital	337,988,000	284,669,000	155,878,000
Retained earnings	3,890,000	17,777,000	18,829,000
Accumulated other comprehensive income	7,467,000	9,043,000	2,603,000
Common stock held in treasury, at cost, $0.0001 par value	(11,337,000)	(11,301,000)
Total Kennedy-Wilson Holdings, Inc. shareholders' equity	338,013,000	300,192,000	177,314,000
Noncontrolling interests	15,572,000	12,714,000	2,022,000
Total equity	353,585,000	312,906,000	179,336,000
Total liabilities and equity	740,009,000	487,848,000	336,257,000
6.00% Cumulative Preferred Stock Subject To Mandatory Redemption Series A [Member]
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Convertible preferred stock
6.46% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Convertible preferred stock
6.452% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Cumulative preferred stock, $0.0001 par value: 1,000,000 shares authorized $1,000 per share liquidation preference,
Convertible preferred stock
Previously Reported [Member]
Assets
Investments in joint ventures		$ 266,886,000